Advances for vessels under construction and acquisitions and other vessel costs, detail 1 (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Advances For Property Plant And Equipment [Abstract]
Pre-delivery installments	$ 58,000	$ 34,800
Advances For Vessel Acquisitions	3,225
Capitalized interest and finance costs	1,516	449
Other related costs	699	31
Total	$ 63,440	$ 35,280	$ 29,630